Premises and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Premises and Equipment	Premises and Equipment
A summary of premises and equipment at December 31, 2023 and 2022 is as follows:

(in thousands)	2023	2022
Land and land improvements	$9,683	$9,576
Buildings and improvements	35,195	35,330
Furniture and equipment	13,214	13,245
Operating leases - right of use asset	2,073	2,539
Construction in progress	2,103	1,475
Total	62,268	62,165
Less accumulated depreciation	30,221	29,309
Premises and equipment, net	$32,047	$32,856
Depreciation expense for the years ended December 31, 2023, 2022, and 2021 was as follows:

(in thousands)	2023	2022	2021
Depreciation expense	$2,106	$2,141	$2,283